Leases	6 Months Ended
Jun. 30, 2026
Leases [Abstract]
LEASES
12.	LEASES

The Group has entered into operating lease agreements for certain offices, which are substantially located in PRC. The Group determines if an arrangement is a lease, or contains a lease, at inception and record the leases in the consolidated financial statements upon lease commencement, which is the date when the lessor makes the underlying asset available for use by the lessee.

The balances for the operating leases where the Group is the lessee are presented as follows within the consolidated balance sheets:

	As of December 31,	As of June 30,
	2025	2026
	(Audited)	(Unaudited)
Operating lease right-of-use assets, net	$2,243	$1,889

Lease liabilities - current	$834	$848
Lease liabilities – non-current	1,333	989
Total operating lease liabilities	$2,167	$1,837

The components of lease expenses were as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Lease cost
Amortization of right-of-use assets	$430	$468
Interest of operating lease liabilities	10	36
Total Lease cost	$440	$504

For the six months ended June 30, 2025 and 2026, the short-term lease expenses amounted to $82 and $79, respectively.

Other information related to leases where the Group is the lessee is as follows:

	For the six months ended June 30,
	2025	2026
	(Unaudited)	(Unaudited)
Weighted-average remaining lease term	0.29	1.96
Weighted-average discount rate	3.94%	3.50%

As of June 30, 2026, the following is a schedule of future minimum payments under the Group’s operating leases:

For the calendar year ended June 30,	Operating Leases
Remaining of 2026	467
2027	838
2028	604
Total lease payments	1,909
Less: imputed interest	(72)
Total	$1,837